COMMON STOCK (Details Narrative) (USD $)	0 Months Ended					1 Months Ended	0 Months Ended	1 Months Ended										12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Jun. 26, 2013	Apr. 02, 2012	Feb. 13, 2012	Nov. 10, 2011	Aug. 01, 2011	Jun. 21, 2013	Nov. 10, 2010	May 31, 2013	Jan. 18, 2013	Dec. 28, 2012	Dec. 31, 2012	Oct. 25, 2012	Feb. 29, 2012	Jan. 31, 2012	Jun. 21, 2011	Jun. 30, 2011	Feb. 24, 2010	Mar. 31, 2012	Mar. 31, 2013 Minimum	Mar. 31, 2013 Maximum	Jun. 11, 2012 G-Max Trust Financing - Convertible Promissory Note	Jun. 30, 2011 G-Max Trust Financing - Convertible Promissory Note	Mar. 31, 2013 G-Max Trust Financing - Convertible Promissory Note	Jun. 11, 2012 Gemini Master Fund - Senior Convertible Note	Jun. 30, 2011 Gemini Master Fund - Senior Convertible Note	Mar. 31, 2013 Gemini Master Fund - Senior Convertible Note	Jun. 30, 2013 Gemini Master Fund - Senior Convertible Note
Purchase agreement, shares authorized							40,000,000
Purchase price, per share			$ 0.25				$ 0.25						$ 0.25	$ 0.25	$ 0.25	$ 0.25			$ 0.20	$ 0.30
Maximum potential gross proceeds							$ 10,000,000
Maximum potential shares issued							40,000,000
shares issued			499,680	2,800,000	250,000		20,000,000				600,000		800,640	1,500,000	2,200,000	2,200,000						1,593,101
Gross proceeds			124,920	700,000	60,000		5,000,000				600,000		200,160	375,000	550,000	550,000		2,500,080				318,619
Stock issuance fees							36,664
Number of shares issued upon conversion of debt		1,000,000							913,384		4,293,370	176,000									500,000		2,500,000	500,000	2,500,000
Value of shares issued upon conversion of debt	104,000																								500,000	318,620
Face amount		1,000,000							500,000		1,000,000	588,000									500,000		500,000	500,000		1,500,000	500,000
Accrued interest payable									$ 2,361		$ 73,343
Common Stock Issued for Services, shares										100,000							1,250,000
Common stock issued upon conversion of warrants, shares	208,000					145,800
Warrant Exercise Price						0.20
Options exercised in cashless exercise								94,442
Option strike price								$ 0.19
Stock issued in cashless exercise of options								68,054